Cost of Sales - Additional Information (Details) - EUR (€) € in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Subsidies amount granted by Italian and European governments					€ 2,886
Manufacturing Capacity for Standard and EZ-Fill
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Impairment loss			€ 1,220
Reduction in depreciation expense related to machines			€ 4,500	€ 14,500
Machinery for Bulk Prodcution And EZ-Fill
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Prior expected useful life for machinery	6 years 8 months 12 days
Injection Molding Machines
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Extended expected useful life of machinery			12 years
Reduction in depreciation expense related to machines			€ 2,500
Bottom of Range | Machinery for Bulk Prodcution And EZ-Fill
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Extended expected useful life of machinery		12 years
Bottom of Range | Injection Molding Machines
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Prior expected useful life for machinery			6 years
Top of Range | Machinery for Bulk Prodcution And EZ-Fill
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Extended expected useful life of machinery		15 years
Top of Range | Injection Molding Machines
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Prior expected useful life for machinery			11 years
Cost of sales
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation and amortization			€ 74,783	65,176	€ 64,700
Impairment loss			€ 1,221	€ 2,616